Statements of Changes in Consolidated Shareholders' Equity - USD ($) $ in Thousands		Total		Share Capital Ordinary Shares [member]	Premiums Related to Share Capital [member]	Treasury Shares [member]	Currency Translation Adjustment [member]	Retained Earnings (Deficit) [member]	Income (Loss) [member]	Attributable to Shareholders of Cellectis [member]	Non controlling Interests [member]
Beginning balance at Dec. 31, 2016	[1],[2]	$ 272,984		$ 2,332	$ 568,185	$ (416)	$ (22,085)	$ (209,651)	$ (67,255)	$ 271,109	$ 1,876
Beginning balance, shares at Dec. 31, 2016	[1],[2]			35,335,060
Statement [Line Items]
Net Loss		(103,683)							(99,368)	(99,368)	(4,315)
Other comprehensive income (loss)		22,997					23,920	(515)		23,405	(408)
Total Comprehensive income (loss)		(80,686)					23,920	(515)	(99,368)	(75,963)	(4,723)
Allocation of prior period loss								(67,255)	67,255
Capital Increase				$ 26				(26)
Capital Increase, Shares				466,950
Transaction with subsidiaries	[3]	38,257						23,747		23,747	14,510
Treasury shares		120				120				120
Exercise of share warrants and employee warrants		2,930			2,921					2,930
Exercise of share warrants and employee warrants, amount				$ 9
Exercise of share warrants and employee warrants, shares				158,052
Other movements		(38)			(37)			(1)		(38)
Balance at end of year at Dec. 31, 2017	[1],[2]	283,986		$ 2,367	614,037	(297)	1,835	(253,702)	(99,368)	264,873	19,113
Ending balance, shares at Dec. 31, 2017	[1],[2]			35,960,062
Statement [Line Items]
Non-cash stock-based compensation expense		50,418			42,968					42,968	7,450
Net Loss		(88,333)							(78,693)	(78,693)	(9,640)
Other comprehensive income (loss)		(19,122)					(18,502)	70		(18,432)	(690)
Total Comprehensive income (loss)		(107,455)					(18,502)	70	(78,693)	(97,125)	(10,330)
Allocation of prior period loss								(99,368)	99,368
Capital Increase		178,611		$ 379	178,230			2		178,611
Capital Increase, Shares				6,146,000
Transaction with subsidiaries	[4]	49,942						26,454		26,454	23,488
Treasury shares		239				$ 297		(58)		239
Exercise of share warrants and employee warrants		7,770			7,751					7,770
Exercise of share warrants and employee warrants, amount				$ 19
Exercise of share warrants and employee warrants, shares				324,007
Other movements		(40)						(28)		(28)	(12)
Balance at end of year at Dec. 31, 2018	[1]	450,272		$ 2,765	828,525		(16,668)	(326,628)	(78,693)	409,301	40,970
Ending balance, shares at Dec. 31, 2018	[1]			42,430,069
Statement [Line Items]
Non-cash stock-based compensation expense		37,218			28,507					28,507	8,711
Net Loss		(115,212)	[5]						(102,091)	(102,091)	(13,121)
Other comprehensive income (loss)		(6,000)					(5,972)	(292)		(6,265)	265
Total Comprehensive income (loss)		(121,212)					(5,972)	(292)	(102,091)	(108,356)	(12,856)
Allocation of prior period loss								(78,693)	78,693
Capital Increase				$ 2				(2)
Capital Increase, Shares				35,600
Transaction with subsidiaries	[4]	(469)						(773)		(773)	304
Exercise of share warrants and employee warrants, amount				$ 0
Other movements				0	2			(2)
Balance at end of year at Dec. 31, 2019		355,470	[5]	$ 2,767	843,478		$ (22,641)	$ (406,390)	$ (102,091)	315,123	40,347
Ending balance, shares at Dec. 31, 2019				42,465,669
Statement [Line Items]
Non-cash stock-based compensation expense		$ 26,879			$ 14,951					$ 14,950	$ 11,929

[1]	Corresponds to the impact of Calyxt stock options exercises during the period.
[2]	Reflects the application of IFRS15 with effect from January 1, 2018 using the full retrospective method.
[3]	Net proceeds to Calyxt from the Calyxt IPO of $58.0 million after deduction of $3.1 million of underwriting discounts and commissions and $3.3 million of other offering expenses. Equity of Calyxt attributable to non-controlling interests of 20.3% was $11.8 million and equity of Calyxt attributable to Cellectis of 79.3% is $26.4 million (after consideration of Cellectis’ investment in shares of Calyxt issued as part of the Calyxt IPO for a purchase price of $20 million).
[4]	On May 22, 2018, Calyxt Inc completed a follow-on offering of its common stock. Calyxt Inc sold an aggregate of 4,057,500 shares of common stock at a price of $15.00 per share, including 457,500 shares of common stock pursuant to the exercise of the underwriters’ option to purchase additional shares. In the aggregate, Calyxt Inc received net proceeds from the follow-on offering and exercise of the overallotment option of approximately $57.0 million, after deducting underwriting discounts and commissions of $3.2 million and offering expenses totaling approximately $0.7 million. As part of the follow-on offering, Cellectis SA purchased 550,000 shares of common stock for a value of $8.3 million. Transaction with subsidiaries also includes the exercise of 592,342 Calyxt stock options during the period for $2.4 million, partially offset by Cellectis’ purchase on June 14, 2018 of 63,175 shares of Calyxt common stock from employees and nonemployees of Calyxt and Cellectis at a price of $19.49 per share (the closing price reported on the Nasdaq Global Market on June 14, 2018) for $1.2 million.
[5]	The 2019 Consolidated Financial Statements have been prepared according to the new IFRS 16 “Leases” standard with a new “right-of-use assets” category and a resulting significant increase of “lease debts” compared to the previous period (see note 2.2 for discussion of the application of IFRS 16 “Leases” from January 1, 2019 under the modified retrospective transition method). Prior periods have not been restated for the adoption.